LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Weighted average remaining lease term	1 year 1 month 13 days	1 year 10 months 28 days
Weighted average discount rate	4.75%	4.75%
Lease cost	$ 434,874	$ 442,119
Amortization of operating lease right-of-use assets	407,029	425,882	$ 413,737
Interest on lease liabilities	$ 27,845	$ 11,666	$ 30,414